Financial Instruments (Narrative) (Details)	Dec. 31, 2021
Interest rate for a loan [Member]
Disclosure of detailed information about financial instruments [line items]
Discount rate	12.00%
Uncertainty in future defaults [Member]
Disclosure of detailed information about financial instruments [line items]
Discount rate	14.00%